SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Jun. 24, 2015
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest and income taxes is as follows (in thousands):

	2015	2014	2013
Income taxes, net of refunds	$50,437	$48,379	$60,291
Interest, net of amounts capitalized (a)	26,190	25,476	41,504
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(a) Fiscal 2013 interest includes $15.3 million of interest paid upon retirement of the 5.75% notes in June 2013.
Non-cash investing and financing activities are as follows (in thousands):

	2015	2014	2013
Retirement of fully depreciated assets	$40,775	$64,420	$55,427
Dividends declared but not paid	18,132	17,250	15,263
Accrued capital expenditures	4,109	15,703	9,854